Intangible assets (revised) - Cash Generating Unit, Goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 41,091	£ 47,956
Assumptions increase in pre-tax discount rate	1.00%
Assumptions decrease each year in forecast cash flows	10.00%
Assumptions increase in terminal decline	1.00%
South Africa
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 189	541
South Africa | Discount rate
Disclosure Of Intangible Assets [Line Items]
Increase (decrease)	(28)
South Africa | Cash flows
Disclosure Of Intangible Assets [Line Items]
Increase (decrease)	(38)
South Africa | Terminal value
Disclosure Of Intangible Assets [Line Items]
Increase (decrease)	(19)
Peru
Disclosure Of Intangible Assets [Line Items]
Goodwill	73	£ 103
Peru | Discount rate
Disclosure Of Intangible Assets [Line Items]
Increase (decrease)	(11)
Peru | Cash flows
Disclosure Of Intangible Assets [Line Items]
Increase (decrease)	(11)
Peru | Terminal value
Disclosure Of Intangible Assets [Line Items]
Increase (decrease)	£ (8)